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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [X]; Amendment Number: 1
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             GSO Capital Partners LP
Address:          280 Park Avenue, 11th Floor
                  New York, NY 10017

Form 13F File Number:  28-12332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             George Fan
Title:            General Counsel
Phone:            (212) 503-2100

Signature, Place, and Date of Signing:

/s/ George Fan                   New York                        June 6, 2008
------------------               ------------------              ------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:                1

Form 13F Information Table Value Total:                $22,670 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.                Form 13F File Number               Name
         ----               --------------------               ----
         NONE

                           FORM 13F INFORMATION TABLE
                             GSO CAPITAL PARTNERS LP
                         FOR QUARTER ENDED JUNE 30, 2007

Name of Issuer                    Title of    CUSIP    Value (x  Shrs or prn  SH/  Put/  Investment   Other    Voting Authority
                                  Class                 $1000)   amt          PRN  Call  Discretion  Managers
-------------------------------   --------  ---------  --------  -----------  ---  ----  ----------  --------  ------------------
                                                                                                               Sole  Shared  None
                                                                                                               ----  ------  ----

Eagle Rock Energy Partners, L.P.  UNIT      26985R104  $22,670       948,141  SH            SOLE                X